Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segments
summary of the Group's breakdown of net revenues by type of goods or services and operating segment results

	For the years ended December 31,
	2020	2021	2022
Net revenues:
Marketing Solutions
- Sales agent	5,834	4,195	2,549
- Cost-plus	26,738	26,062	8,909
- Specified actions	193,280	212,353	94,498
	225,852	242,610	105,956
Enterprise Solutions
- SaaS products and services	28,893	65,092	63,124
	254,745	307,702	169,080
Cost of revenues:
Marketing Solutions
- Specified actions	(172,917)	(194,912)	(138,140)
Enterprise Solutions
- SaaS products and services	(8,565)	(23,637)	(35,072)
	(181,482)	(218,549)	(173,212)
Gross profit/(loss):
Marketing Solutions
- Sales agent	5,834	4,195	2,549
- Cost-plus	26,738	26,062	8,909
- Specified actions	20,363	17,441	(43,642)
	52,935	47,698	(32,184)
Enterprise Solutions
- SaaS products and services	20,328	41,455	28,052
	73,263	89,153	(4,132)

Summary of revenue generated for the respective countries

	For the years ended December 31,
	2020	2021	2022
PRC	214,444	254,874	140,211
Hong Kong	40,197	52,599	28,661
Others	104	229	208
	254,745	307,702	169,080

Summary of long-lived assets

	As of December 31,
	2021	2022
PRC	1,230	—
Hong Kong	701	241
	1,931	241